STOCK OPTIONS AND WARRANTS (Tables)	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
Schedule of Stock Options

	Number of Options	Weighted average exercise price
Outstanding, January 1, 2012	405,000	$1.01
Granted - 2012	75,000	1.17
Exercised - 2012	0	0
Expired – 2012	(455,000)	(.98)
Balance, December 31, 2012	25,000	1.58
Granted – 2013	125,000	1.00
Exercised – 2013	0	0
Expired – 2013	(25,000)	(1.58)
Balance, December 31, 2013	125,000	$1.00

Schedule of Warrants

	Number of Warrants	Weighted average exercise price
Outstanding, January 1, 2012	14,344,434	$2.41
Granted - 2012	0	0
Exercised - 2012	0	0
Expired - 2012	0	0
Balance, December 31, 2012	14,344,434	2.41
Granted - 2013	0	0
Exercised - 2013	0	0
Expired - 2013	(686,100)	(2.71)
Balance, December 31, 2013	13,658,334	$2.44